Quarterly Holdings Report
for

Fidelity® New Markets Income Fund

March 31, 2021

NMI-QTLY-0521
1.799864.117

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.7%
		Principal Amount(a)	Value
Argentina - 0.8%
Aeropuertos Argentina 2000 SA:
6.875% 2/1/27 (b)		$528,750	$410,429
9.375% 2/1/27 pay-in-kind (b)(c)		5,195,401	4,143,332
YPF SA:
8.5% 3/23/25 (b)		30,699,000	25,077,246
8.75% 4/4/24 (b)		28,091,000	22,262,118

TOTAL ARGENTINA			51,893,125

Azerbaijan - 0.5%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		16,474,000	19,492,037
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		11,845,000	14,609,327

TOTAL AZERBAIJAN			34,101,364

Bahrain - 0.8%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		24,284,000	27,011,093
7.625% 11/7/24 (b)		22,230,000	24,737,822

TOTAL BAHRAIN			51,748,915

Bailiwick of Jersey - 0.1%
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (b)		6,500,000	6,207,500
Bermuda - 0.4%
GeoPark Ltd. 6.5% 9/21/24 (b)		8,825,000	9,147,664
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		9,655,000	9,550,919
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		7,000,000	6,979,000

TOTAL BERMUDA			25,677,583

British Virgin Islands - 1.8%
1MDB Global Investments Ltd. 4.4% 3/9/23		108,400,000	108,839,020
Canada - 0.7%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		42,303,000	43,043,303
Cayman Islands - 1.4%
Baidu.com, Inc.:
1.72% 4/9/26		7,665,000	7,609,352
2.375% 10/9/30		7,240,000	6,973,025
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)		5,560,000	5,768,500
3.875% 7/18/29 (Reg. S)		16,365,000	17,142,338
Meituan:
2.125% 10/28/25 (b)		12,035,000	11,944,738
3.05% 10/28/30 (b)		10,295,000	10,011,888
NagaCorp Ltd.:
7.95% 7/6/24 (Reg. S)		7,735,000	8,068,572
9.375% 5/21/21 (b)		10,435,000	10,461,088
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		6,491,650	7,049,526

TOTAL CAYMAN ISLANDS			85,029,027

Chile - 0.7%
Corporacion Nacional del Cobre de Chile (Codelco):
3.15% 1/14/30 (b)		5,240,000	5,439,775
3.15% 1/15/51 (b)		5,255,000	4,808,325
3.7% 1/30/50 (b)		11,035,000	11,069,484
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)		10,960,000	10,987,400
5.125% 1/15/28 (b)		10,923,000	11,399,516

TOTAL CHILE			43,704,500

Colombia - 0.1%
Oleoducto Central SA 4% 7/14/27 (b)		6,540,000	6,907,875
Georgia - 0.9%
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		19,060,000	20,149,994
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		16,537,000	16,490,490
JSC Georgian Railway:
7.75% 7/11/22		1,000,000	1,057,500
7.75% 7/11/22 (b)		12,363,000	13,073,873
Silknet JSC 11% 4/2/24 (Reg. S)		1,800,000	1,975,500

TOTAL GEORGIA			52,747,357

Hong Kong - 0.1%
Lenovo Group Ltd. 3.421% 11/2/30 (b)		4,000,000	4,005,000
Indonesia - 0.4%
Delta Merlin Dunia Tekstil PT:
0% 6/26/32		3,195,000	37,910
1.5% 6/26/28 (d)(e)		3,195,000	318,701
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (b)		10,615,000	12,048,025
PT Adaro Indonesia 4.25% 10/31/24 (b)		10,520,000	10,592,325

TOTAL INDONESIA			22,996,961

Ireland - 0.2%
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		9,500,000	9,667,390
Israel - 0.7%
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)		15,080,000	15,174,250
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (b)		11,735,000	12,263,075
6.125% 6/30/25 (Reg. S) (b)		14,560,000	15,761,200

TOTAL ISRAEL			43,198,525

Kazakhstan - 0.3%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		10,395,000	10,639,283
5.75% 4/19/47 (b)		5,240,000	6,198,946

TOTAL KAZAKHSTAN			16,838,229

Luxembourg - 0.9%
B2W Digital Lux SARL 4.375% 12/20/30 (b)		13,580,000	13,240,500
CSN Resources SA 7.625% 2/13/23 (b)		31,808,000	33,000,800
Millicom International Cellular SA 4.5% 4/27/31 (b)		8,640,000	8,985,600

TOTAL LUXEMBOURG			55,226,900

Malaysia - 0.1%
Petronas Capital Ltd. 3.5% 4/21/30 (b)		8,990,000	9,601,770
Mexico - 8.9%
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		710,000	741,284
Metalsa SA de CV 4.9% 4/24/23 (b)		1,750,000	1,831,156
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.8273% 3/11/22 (c)(f)		18,662,000	18,834,624
3.5% 1/30/23		15,263,000	15,453,788
4.875% 1/24/22		16,675,000	16,977,234
4.875% 1/18/24		53,483,000	54,996,569
5.375% 3/13/22		5,660,000	5,796,194
6.5% 6/2/41		11,163,000	9,720,740
6.625% 6/15/35		144,309,000	136,101,426
6.875% 10/16/25 (b)		25,895,000	27,953,653
6.95% 1/28/60		35,910,000	30,658,163
7.69% 1/23/50		198,450,000	183,367,777
8.625% 2/1/22		30,558,000	32,133,647
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (g)		30,193,000	14,983,276

TOTAL MEXICO			549,549,531

Mongolia - 0.1%
Development Bank of Mongolia 7.25% 10/23/23 (b)		4,080,000	4,406,400
Netherlands - 1.2%
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)		21,155,000	22,054,088
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)		3,665,000	4,900,792
Metinvest BV 7.75% 4/23/23 (b)		19,451,000	20,703,158
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)(g)		42,004,000	10,487,874
Prosus NV 3.832% 2/8/51 (b)		7,355,000	6,491,155
VimpelCom Holdings BV 3.375% 11/25/27 (b)		6,700,000	6,619,600

TOTAL NETHERLANDS			71,256,667

Panama - 0.1%
Cable Onda SA 4.5% 1/30/30 (b)		8,660,000	9,144,419
Peru - 0.3%
Camposol SA 6% 2/3/27 (b)		4,435,000	4,709,416
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	40,630,000	11,406,328

TOTAL PERU			16,115,744

Saudi Arabia - 1.8%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)		6,610,000	6,640,472
3.5% 4/16/29 (b)		74,226,000	78,911,516
4.25% 4/16/39 (b)		11,375,000	12,245,898
4.375% 4/16/49 (b)		11,864,000	12,813,120

TOTAL SAUDI ARABIA			110,611,006

South Africa - 1.2%
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)		73,928,000	76,145,840
Spain - 0.1%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		6,295,000	6,200,575
Turkey - 0.9%
Export Credit Bank of Turkey:
4.25% 9/18/22 (Reg. S)		5,000,000	4,925,000
6.125% 5/3/24 (b)		10,195,000	10,067,563
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		7,597,000	7,680,092
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		24,088,000	23,960,033
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (b)		9,030,000	8,877,619

TOTAL TURKEY			55,510,307

United Arab Emirates - 0.2%
Abu Dhabi National Energy Co. PJSC 4% 10/3/49 (b)		3,480,000	3,769,275
ADES International Holding Ltd. 8.625% 4/24/24 (b)		9,355,000	9,588,875

TOTAL UNITED ARAB EMIRATES			13,358,150

United Kingdom - 2.2%
Antofagasta PLC 2.375% 10/14/30 (b)		15,695,000	15,327,737
Biz Finance PLC 9.625% 4/27/22 (b)		15,444,500	15,951,273
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		9,060,000	9,535,650
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		12,720,000	13,085,700
7.625% 11/8/26 (b)		7,055,000	7,158,709
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		4,806,800	5,026,110
Tullow Oil PLC 6.25% 4/15/22 (b)		76,366,000	71,402,210

TOTAL UNITED KINGDOM			137,487,389

United States of America - 2.2%
Azul Investments LLP 5.875% 10/26/24 (b)		22,223,000	19,463,126
Citgo Holding, Inc. 9.25% 8/1/24 (b)		16,833,000	16,706,753
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		41,909,000	40,639,157
MercadoLibre, Inc.:
2.375% 1/14/26		4,655,000	4,597,744
3.125% 1/14/31		8,540,000	8,130,080
Sasol Financing U.S.A. LLC 4.375% 9/18/26		16,375,000	16,643,550
Stillwater Mining Co. 6.125% 6/27/22 (b)		26,886,000	26,970,019

TOTAL UNITED STATES OF AMERICA			133,150,429

Venezuela - 0.6%
Petroleos de Venezuela SA:
5.375% 4/12/27 (g)		152,515,000	6,672,531
5.5% 4/12/37 (g)		184,250,000	8,060,938
6% 5/16/24 (b)(g)		105,540,000	4,617,375
6% 11/15/26 (Reg. S) (g)		89,700,000	3,924,375
8.5% 12/31/49 (Reg. S) (g)		20,540,000	4,929,600
9% 11/17/21 (Reg. S) (g)		48,700,000	2,130,625
9.75% 5/17/35 (b)(g)		71,700,000	3,136,875
12.75% 2/17/22 (b)(g)		53,000,000	2,318,750

TOTAL VENEZUELA			35,791,069

TOTAL NONCONVERTIBLE BONDS
(Cost $2,162,188,115)			1,890,161,870

Government Obligations - 57.0%
Angola - 0.8%
Angola Republic:
8.25% 5/9/28 (b)		16,125,000	15,429,609
9.375% 5/8/48 (b)		10,330,000	9,713,428
9.5% 11/12/25 (b)		21,255,000	22,184,906

TOTAL ANGOLA			47,327,943

Argentina - 3.0%
Argentine Republic:
0.125% 7/9/30 (d)		331,428,473	110,096,396
0.125% 7/9/35 (d)		109,570,665	32,323,346
0.125% 1/9/38 (d)		53,139,088	19,362,555
1% 7/9/29		34,029,628	12,186,861
Provincia de Cordoba:
3% 12/10/25 (b)(d)		5,865,241	4,004,860
3% 6/1/27 (b)(d)		8,020,031	4,701,743

TOTAL ARGENTINA			182,675,761

Barbados - 0.3%
Barbados Government 6.5% 10/1/29 (b)		20,570,000	20,923,547
Belarus - 0.1%
Belarus Republic 6.875% 2/28/23 (b)		6,235,000	6,326,577
Benin - 0.2%
Republic of Benin 4.875% 1/19/32 (b)	EUR	13,925,000	15,513,355
Bermuda - 0.4%
Bermuda Government:
2.375% 8/20/30 (b)		5,325,000	5,181,518
3.375% 8/20/50 (b)		5,015,000	4,850,445
3.717% 1/25/27 (b)		13,900,000	15,090,188

TOTAL BERMUDA			25,122,151

Brazil - 2.4%
Brazilian Federative Republic:
2.875% 6/6/25		7,060,000	7,121,775
3.875% 6/12/30		30,470,000	29,536,856
5% 1/27/45		19,450,000	18,447,109
5.625% 1/7/41		9,434,000	9,761,242
5.625% 2/21/47		12,547,000	12,754,810
7.125% 1/20/37		7,125,000	8,701,406
8.25% 1/20/34		28,301,000	37,596,110
12.25% 3/6/30		13,881,000	22,926,207

TOTAL BRAZIL			146,845,515

Cameroon - 1.0%
Cameroon Republic 9.5% 11/19/25 (b)		55,480,000	59,797,038
Chile - 0.1%
Chilean Republic 3.86% 6/21/47		4,000,000	4,290,000
China - 0.2%
Peoples Republic of China 1.2% 10/21/30 (b)		13,100,000	12,279,706
Colombia - 1.3%
Colombian Republic:
3% 1/30/30		15,370,000	15,019,372
3.125% 4/15/31		19,000,000	18,596,250
3.875% 4/25/27		4,450,000	4,757,328
3.875% 2/15/61		6,730,000	6,014,938
4.125% 5/15/51		6,805,000	6,473,256
5% 6/15/45		18,315,000	19,522,645
6.125% 1/18/41		6,410,000	7,615,881
7.375% 9/18/37		3,680,000	4,856,450

TOTAL COLOMBIA			82,856,120

Costa Rica - 0.3%
Costa Rican Republic:
5.625% 4/30/43 (b)		10,328,000	9,004,725
6.125% 2/19/31 (b)		3,000,000	3,015,938
7% 4/4/44 (b)		4,575,000	4,390,570

TOTAL COSTA RICA			16,411,233

Dominican Republic - 2.9%
Dominican Republic:
4.875% 9/23/32 (b)		7,430,000	7,504,300
5.875% 1/30/60 (b)		5,955,000	5,677,720
5.95% 1/25/27 (b)		29,724,000	33,328,035
6% 7/19/28 (b)		18,101,000	20,317,558
6.4% 6/5/49 (b)		22,728,000	23,800,478
6.5% 2/15/48 (b)		2,145,000	2,272,359
6.5% 2/15/48 (Reg. S)		15,510,000	16,430,906
6.85% 1/27/45 (b)		22,629,000	24,990,902
6.875% 1/29/26 (b)		19,584,000	22,668,480
7.45% 4/30/44 (b)		20,824,000	24,468,200

TOTAL DOMINICAN REPUBLIC			181,458,938

Ecuador - 0.5%
Ecuador Republic:
0.5% 7/31/30 (b)(d)		29,585,000	17,307,225
0.5% 7/31/35 (b)(d)		26,990,000	12,347,925

TOTAL ECUADOR			29,655,150

Egypt - 3.7%
Arab Republic of Egypt:
, yield at date of purchase 12.451% to 13.2498% 7/6/21 to 9/14/21	EGP	316,500,000	19,201,302
7.0529% 1/15/32 (b)		4,740,000	4,670,381
7.5% 1/31/27 (b)		89,074,000	96,561,783
7.6003% 3/1/29 (b)		45,819,000	48,682,688
7.903% 2/21/48 (b)		18,090,000	16,987,641
8.5% 1/31/47 (b)		34,441,000	34,161,167
8.7002% 3/1/49 (b)		6,020,000	6,008,713

TOTAL EGYPT			226,273,675

El Salvador - 0.7%
El Salvador Republic:
6.375% 1/18/27 (b)		2,515,000	2,498,653
7.1246% 1/20/50 (b)		13,978,000	12,545,255
7.625% 2/1/41 (b)		11,695,000	11,257,081
7.75% 1/24/23 (b)		17,370,000	18,064,800

TOTAL EL SALVADOR			44,365,789

Gabon - 0.3%
Gabonese Republic 6.375% 12/12/24 (b)		17,750,000	18,410,078
Georgia - 0.1%
Georgia Republic 6.875% 4/12/21 (b)		3,725,000	3,719,040
Ghana - 0.9%
Ghana Republic:
7.75% 4/7/29 (b)		14,450,000	14,341,625
8.125% 1/18/26 (b)		24,601,924	26,024,223
10.75% 10/14/30 (b)		11,025,000	13,708,898

TOTAL GHANA			54,074,746

Guatemala - 0.2%
Guatemalan Republic:
4.9% 6/1/30 (b)		2,500,000	2,730,469
5.375% 4/24/32 (b)		5,270,000	5,948,513
6.125% 6/1/50 (b)		5,650,000	6,536,344

TOTAL GUATEMALA			15,215,326

Honduras - 0.1%
Republic of Honduras 5.625% 6/24/30 (b)		6,405,000	6,685,219
Indonesia - 4.5%
Indonesian Republic:
3.85% 10/15/30		14,805,000	16,234,608
4.1% 4/24/28		27,280,000	30,169,975
5.125% 1/15/45 (b)		41,542,000	49,201,306
5.95% 1/8/46 (b)		6,230,000	8,198,291
6.625% 2/17/37		25,086,000	33,301,665
6.75% 1/15/44 (b)		6,465,000	9,143,934
7.75% 1/17/38 (b)		40,057,000	58,946,379
8.5% 10/12/35 (b)		46,486,000	72,663,429

TOTAL INDONESIA			277,859,587

Iraq - 0.2%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		16,513,000	15,527,380
Israel - 0.1%
Israeli State 3.375% 1/15/50		7,945,000	8,024,450
Ivory Coast - 0.6%
Ivory Coast:
4.875% 1/30/32 (b)	EUR	4,720,000	5,382,928
5.875% 10/17/31 (b)	EUR	15,110,000	18,705,144
6.125% 6/15/33 (b)		4,410,000	4,485,797
6.375% 3/3/28 (b)		8,260,000	8,920,800

TOTAL IVORY COAST			37,494,669

Jamaica - 0.4%
Jamaican Government:
6.75% 4/28/28		9,985,000	11,679,330
7.875% 7/28/45		10,490,000	14,132,180

TOTAL JAMAICA			25,811,510

Jordan - 0.5%
Jordanian Kingdom:
4.95% 7/7/25 (b)		18,355,000	18,836,819
6.125% 1/29/26 (b)		10,480,000	11,180,850

TOTAL JORDAN			30,017,669

Kenya - 0.4%
Republic of Kenya:
6.875% 6/24/24 (b)		15,265,000	16,758,108
7% 5/22/27 (b)		5,960,000	6,326,913

TOTAL KENYA			23,085,021

Lebanon - 0.1%
Lebanese Republic:
5.8% 12/31/49 (g)		8,540,000	955,840
6% 1/27/23 (g)		5,256,000	602,798
6.1% 10/4/22 (g)		22,896,000	2,647,350
6.2% 2/26/25 (Reg. S) (g)		5,669,000	646,620
6.375% 12/31/49 (g)		35,061,000	3,971,184
6.65% 11/3/28(Reg. S) (g)		3,000,000	342,188
6.75% 11/29/27 (Reg. S) (g)		3,000,000	340,245

TOTAL LEBANON			9,506,225

Mexico - 2.3%
United Mexican States:
3.25% 4/16/30		25,910,000	26,120,519
3.75% 1/11/28		18,765,000	20,090,278
3.9% 4/27/25		8,095,000	8,871,614
4.5% 4/22/29		10,460,000	11,564,838
4.75% 4/27/32		5,375,000	5,957,852
5.75% 10/12/2110		10,595,000	11,770,383
6.05% 1/11/40		45,848,000	54,874,325

TOTAL MEXICO			139,249,809

Mongolia - 0.1%
Mongolia Government:
5.125% 4/7/26 (b)		3,015,000	3,218,513
5.625% 5/1/23 (b)		3,000,000	3,138,750

TOTAL MONGOLIA			6,357,263

Montenegro - 0.1%
Republic of Montenegro 2.875% 12/16/27 (b)	EUR	7,095,000	7,893,891
Morocco - 0.4%
Moroccan Kingdom:
2.375% 12/15/27 (b)		14,200,000	13,716,313
3% 12/15/32 (b)		3,190,000	2,986,638
4% 12/15/50 (b)		3,385,000	2,995,725
5.5% 12/11/42 (b)		5,750,000	6,317,813

TOTAL MOROCCO			26,016,489

Nigeria - 1.7%
Republic of Nigeria:
6.5% 11/28/27 (b)		25,543,000	26,261,397
7.143% 2/23/30 (b)		6,415,000	6,531,272
7.625% 11/21/25 (b)		61,732,000	69,487,083

TOTAL NIGERIA			102,279,752

Oman - 1.5%
Sultanate of Oman:
3.875% 3/8/22 (b)		3,740,000	3,787,919
4.125% 1/17/23 (b)		9,500,000	9,710,781
4.75% 6/15/26 (b)		14,188,000	14,538,266
4.875% 2/1/25 (b)		6,585,000	6,862,805
5.375% 3/8/27 (b)		12,409,000	12,812,293
5.625% 1/17/28 (b)		6,675,000	6,898,195
6% 8/1/29 (b)		11,510,000	11,956,013
6.25% 1/25/31 (b)		3,020,000	3,158,731
6.75% 1/17/48 (b)		23,560,000	22,624,963

TOTAL OMAN			92,349,966

Pakistan - 0.8%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		14,305,000	14,532,986
8.25% 4/15/24 (b)		14,680,000	16,024,138
The Third Pakistan International Sukuk Co. Ltd.:
5.5% 10/13/21 (b)		12,025,000	12,115,188
5.625% 12/5/22 (b)		3,900,000	3,985,313

TOTAL PAKISTAN			46,657,625

Panama - 0.4%
Panamanian Republic:
2.252% 9/29/32		17,165,000	16,258,473
3.87% 7/23/60		7,200,000	7,139,250

TOTAL PANAMA			23,397,723

Paraguay - 0.7%
Republic of Paraguay:
2.739% 1/29/33 (b)		5,873,000	5,610,550
4.95% 4/28/31 (b)		21,130,000	23,777,853
5.4% 3/30/50 (b)		9,115,000	10,197,406
5.6% 3/13/48 (b)		2,315,000	2,623,908

TOTAL PARAGUAY			42,209,717

Peru - 0.1%
Peruvian Republic 5.625% 11/18/50		4,135,000	5,489,213
Qatar - 3.9%
State of Qatar:
3.75% 4/16/30 (b)		68,140,000	76,274,213
4% 3/14/29 (b)		24,755,000	28,096,925
4.4% 4/16/50 (b)		19,070,000	22,121,200
4.5% 4/23/28 (b)		10,970,000	12,793,763
4.817% 3/14/49 (b)		65,771,000	80,528,368
5.103% 4/23/48 (b)		11,510,000	14,549,359
9.75% 6/15/30 (Reg. S)		3,827,000	6,089,714

TOTAL QATAR			240,453,542

Romania - 0.7%
Romanian Republic:
3% 2/14/31 (b)		34,824,000	34,856,648
4% 2/14/51 (b)		6,300,000	6,077,531

TOTAL ROMANIA			40,934,179

Russia - 3.9%
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		10,400,000	11,382,800
4.375% 3/21/29(Reg. S)		37,200,000	40,678,200
5.1% 3/28/35 (b)		56,000,000	64,610,000
5.1% 3/28/35(Reg. S)		32,400,000	37,381,500
5.25% 6/23/47 (b)		23,600,000	28,069,250
5.25% 6/23/47(Reg. S)		10,800,000	12,845,250
5.625% 4/4/42 (b)		33,100,000	40,475,094
5.875% 9/16/43 (Reg. S)		3,000,000	3,801,563

TOTAL RUSSIA			239,243,657

Rwanda - 0.6%
Rwanda Republic 6.625% 5/2/23 (b)		35,780,000	37,255,925
Saudi Arabia - 1.6%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		18,170,000	17,108,191
3.625% 3/4/28 (b)		15,476,000	16,767,279
3.75% 1/21/55 (b)		19,480,000	19,102,575
4.5% 10/26/46 (b)		20,669,000	22,735,900
4.5% 4/22/60 (b)		20,150,000	22,454,656

TOTAL SAUDI ARABIA			98,168,601

Serbia - 0.1%
Republic of Serbia 2.125% 12/1/30 (b)		9,165,000	8,463,190
Sri Lanka - 0.2%
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (b)		6,770,000	4,129,700
7.85% 3/14/29 (b)		13,275,000	8,114,344

TOTAL SRI LANKA			12,244,044

Turkey - 4.6%
Turkish Republic:
3.25% 3/23/23		59,970,000	57,552,459
4.25% 3/13/25		54,120,000	50,230,125
4.75% 1/26/26		13,535,000	12,587,550
4.875% 4/16/43		21,540,000	16,417,519
5.125% 2/17/28		14,310,000	12,950,550
5.6% 11/14/24		12,070,000	11,779,566
5.75% 3/22/24		7,000,000	6,921,250
5.75% 5/11/47		35,075,000	28,454,594
5.95% 1/15/31		12,460,000	11,276,300
6% 3/25/27		10,000,000	9,559,375
6% 1/14/41		22,183,000	18,647,584
6.35% 8/10/24		10,435,000	10,441,522
6.375% 10/14/25		14,630,000	14,492,844
7.25% 12/23/23		11,832,000	12,179,565
7.375% 2/5/25		10,509,000	10,827,554

TOTAL TURKEY			284,318,357

Ukraine - 3.9%
Ukraine Government:
7.253% 3/15/33 (b)		15,850,000	15,760,844
7.375% 9/25/32 (b)		11,640,000	11,672,738
7.75% 9/1/21 (b)		70,843,000	72,131,457
7.75% 9/1/22 (b)		30,989,000	32,668,216
7.75% 9/1/23 (b)		37,601,000	40,540,928
7.75% 9/1/24 (b)		35,377,000	38,107,662
7.75% 9/1/25 (b)		7,275,000	7,886,100
7.75% 9/1/26 (b)		7,360,000	7,992,500
7.75% 9/1/27 (b)		5,826,000	6,213,793
9.75% 11/1/28 (b)		8,790,000	10,234,856

TOTAL UKRAINE			243,209,094

United Arab Emirates - 1.7%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		17,995,000	17,041,265
3.125% 4/16/30 (b)		26,855,000	28,734,850
3.125% 9/30/49 (b)		42,178,000	40,200,906
3.875% 4/16/50 (b)		16,465,000	17,890,252

TOTAL UNITED ARAB EMIRATES			103,867,273

Uruguay - 0.3%
Uruguay Republic 5.1% 6/18/50		15,135,000	18,724,833
Uzbekistan - 0.2%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		7,400,000	7,178,000
4.75% 2/20/24 (b)		6,095,000	6,430,225

TOTAL UZBEKISTAN			13,608,225

Venezuela - 0.9%
Venezuelan Republic:
6% 12/31/49 (g)		17,250,000	1,725,000
7% 3/31/38 (g)		18,925,000	1,892,500
7.65% 4/21/25 (g)		34,825,000	3,482,500
7.75% 12/31/49 (Reg. S) (g)		29,380,000	2,938,000
8.25% 10/13/24 (g)		30,860,000	3,086,000
9% 5/7/23 (Reg. S) (g)		43,195,000	4,319,500
9.25% 9/15/27 (g)		62,675,000	6,267,500
9.25% 5/7/28 (Reg. S) (g)		70,265,000	7,026,500
9.375% 1/13/34 (g)		46,005,000	4,600,500
11.75% 10/21/26 (Reg. S) (g)		65,000,000	6,500,000
11.95% 8/5/31 (Reg. S) (g)		87,250,000	8,725,000
12.75% 8/23/22 (g)		42,425,000	4,242,500

TOTAL VENEZUELA			54,805,500

TOTAL GOVERNMENT OBLIGATIONS
(Cost $3,767,954,472)			3,514,751,286

Preferred Securities - 0.8%
Cayman Islands - 0.8%
Banco Do Brasil SA 6.25% (b)(c)(h)		8,960,000	8,781,248
Cosan Overseas Ltd. 8.25% (h)		26,110,000	26,640,033
DP World Salaam 6% (Reg. S) (c)(h)		5,720,000	6,156,150
Itau Unibanco Holding SA 6.125% (b)(c)(h)		6,510,000	6,527,252
TOTAL PREFERRED SECURITIES
(Cost $45,934,085)			48,104,683
		Shares	Value

Money Market Funds - 12.1%
Fidelity Cash Central Fund 0.06% (i)
(Cost $743,821,320)		743,700,967	743,849,707
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $6,719,897,992)			6,196,867,546
NET OTHER ASSETS (LIABILITIES) - (0.6)%			(39,013,515)
NET ASSETS - 100%			$6,157,854,031

Currency Abbreviations

EGP – Egyptian pound

EUR – European Monetary Unit

PEN – Peruvian new sol

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,441,133,554 or 55.9% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Non-income producing - Security is in default.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$80,414
Total	$80,414

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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